S000073482 [Member] Expense Example - Wasatch Long/Short Alpha Fund	Sep. 30, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 213
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	1,129
Expense Example, with Redemption, 10 Years	2,431
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	204
Expense Example, with Redemption, 3 Years	633
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	$ 2,347